HOMES 2025-NQM5 TRUST ABS-15G

Exhibit 99.1 - Schedule 1

Data Compare Summary (Total)
Run Date - 10/8/2025 6:01:53 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Street	2	64	3.13%	64
City	0	64	0.00%	64
State	0	64	0.00%	64
Zip	0	64	0.00%	64
Borrower First Name	1	28	3.57%	64
Borrower Last Name	18	63	28.57%	64
Coborrower First Name	0	5	0.00%	64
Coborrower Last Name	0	5	0.00%	64
Original Loan Amount	1	64	1.56%	64
Original Term	0	50	0.00%	64
Original Interest Rate	0	64	0.00%	64
Amortization Type	0	64	0.00%	64
Representative FICO	4	64	6.25%	64
Property Type	2	64	3.13%	64
Lien Position	0	29	0.00%	64
Occupancy	0	64	0.00%	64
Purpose	0	64	0.00%	64
# of Units	0	64	0.00%	64
Mortgage Type	4	15	26.67%	64
Refi Purpose	0	5	0.00%	64
Original CLTV	0	15	0.00%	64
Original LTV	1	29	3.45%	64
Has FTHB	1	15	6.67%	64
LTV Valuation Value	4	50	8.00%	64
Subject Debt Service Coverage Ratio	9	42	21.43%	64
Contract Sales Price	2	59	3.39%	64
Investor: Qualifying Total Debt Ratio	3	13	23.08%	64
Borrower SSN	0	10	0.00%	64
Coborrower SSN	0	4	0.00%	64
PMI Coverage %	0	6	0.00%	64
Originator Application Date	0	1	0.00%	64
Note Date	1	35	2.86%	64
Maturity Date	0	49	0.00%	64
Original P&I	0	49	0.00%	64
Interest Only	0	35	0.00%	64
Amortization Term	0	14	0.00%	64
Appraised Value	1	14	7.14%	64
Total	54	1,408	3.84%	64